UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                811-08510

Matthews International Funds
(Exact name of registrant as specified in charter)

Four Embarcadero Center, Suite 550
San Francisco, CA 94111
(Address of principal executive offices) (Zip code)

Mark W. Headley, President
Four Embarcadero Center, Suite 550
San Francisco, CA 94111
(Name and address of agent for service)

Registrant’s telephone number, including area code: 415-788-6036

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

MATTHEWS ASIA PACIFIC FUND	September 30, 2007
SCHEDULE OF INVESTMENTS* (UNAUDITED)

EQUITIES: 99.3%**

	SHARES	VALUE

JAPAN: 40.6%
Benesse Corp.	291,500	$11,166,152
Sony Corp. ADR	209,300	10,058,958
Nintendo Co., Ltd.	18,800	9,787,490
Funai Zaisan Consultants Co., Ltd.	4,452	9,495,843
Nomura Research Institute, Ltd.	254,000	8,646,150
Sysmex Corp.	198,500	7,655,552
Sumitomo Realty & Development Co., Ltd.	213,000	7,491,577
Nitto Denko Corp.	157,200	7,308,127
Sekisui House, Ltd.	578,000	7,276,263
Unicharm Petcare Corp.	163,400	7,269,177
Hoya Corp.	209,400	7,146,198
Daibiru Corp.	551,700	6,945,181
Canon, Inc. ADR	126,650	6,875,829
The Sumitomo Trust & Banking Co., Ltd.	907,000	6,861,820
Takeda Pharmaceutical Co., Ltd.	95,600	6,724,834
Yahoo! Japan Corp.	17,612	6,669,760
Mitsubishi Estate Co., Ltd.	226,000	6,473,164
Ichiyoshi Securities Co., Ltd.	559,200	5,934,487
Toyota Motor Corp. ADR	48,500	5,667,710
Pigeon Corp.	334,300	5,608,289
Nidec Corp.	79,500	5,557,698
ORIX Corp.	23,490	5,357,925
Keyence Corp.	24,100	5,350,194
Nitori Co., Ltd.	111,900	5,289,836
Ito En, Ltd.	211,000	5,143,429
Point, Inc.	126,150	4,349,053
Taiheiyo Cement Corp.	992,000	3,774,030
GCA Holdings Corp.	802	3,316,502
Monex Beans Holdings, Inc.	3,693	2,430,599
Mizuho Financial Group, Inc.	396	2,258,129
The Chiba Bank, Ltd.	280,000	2,164,628
Ito En, Ltd., Pfd.***	63,300	1,259,222

Total Japan		197,313,806

CHINA/HONG KONG: 22.5%
China Life Insurance Co., Ltd. H Shares	2,333,000	13,347,871
Lenovo Group, Ltd.	15,746,000	12,005,115
China Merchants Bank Co., Ltd. H Shares	2,721,500	11,919,048
China Mobile, Ltd. ADR	135,300	11,100,012
Pico Far East Holdings, Ltd.	31,028,000	10,784,350
China Vanke Co., Ltd. B Shares	3,234,414	9,118,990
Hang Lung Group, Ltd.	1,379,000	7,834,414
Shangri-La Asia, Ltd.	1,988,000	6,684,148
Dairy Farm International Holdings, Ltd.	1,256,400	5,905,080
NetEase.com, Inc. ADR***	301,000	5,086,900
The9, Ltd. ADR***	145,900	5,032,091
Television Broadcasts, Ltd.	788,000	4,721,636
Dah Sing Financial Holdings, Ltd.	589,600	4,537,041
China Merchants Holdings International Co., Ltd.	198,000	1,225,666

Total China/Hong Kong		109,302,362

SOUTH KOREA: 14.1%
Amorepacific Corp.	14,262	10,643,519
Hana Financial Group, Inc.	205,120	9,671,031
Hanmi Pharmaceutical Co., Ltd.	63,131	9,553,806
NHN Corp.***	32,651	7,556,252
Kiwoom.com Securities Co., Ltd.	100,715	7,527,214
CDNetworks Co., Ltd.***	262,304	6,162,080
ON*Media Corp.***	714,300	5,541,444
Hyundai Department Store Co., Ltd.	45,970	5,525,240
Samsung Electronics Co., Ltd.	5,465	3,433,539
Kookmin Bank ADR	35,540	2,913,925

Total South Korea		68,528,050

INDIA: 6.4%
HDFC Bank, Ltd.	260,636	9,390,026
Dabur India, Ltd.	2,973,060	7,897,570
Sun Pharmaceutical Industries, Ltd.	319,962	7,747,019
Infosys Technologies, Ltd.	125,678	5,969,685

Total India		31,004,300

THAILAND: 4.6%
Advanced Info Service Public Co., Ltd.	3,263,900	8,475,189
Land & Houses Public Co., Ltd.	22,417,300	5,690,168
Bangkok Bank Public Co., Ltd.	1,323,300	4,439,956
Major Cineplex Group Public Co., Ltd.	7,285,400	3,783,519

Total Thailand		22,388,832

SINGAPORE: 3.7%
DBS Group Holdings, Ltd.	519,700	7,556,728
Fraser and Neave, Ltd.	1,462,000	5,609,828
Hyflux, Ltd.	2,476,812	4,785,224

Total Singapore		17,951,780

TAIWAN: 2.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	3,393,029	6,612,430
Taiwan Secom Co., Ltd.	3,579,160	5,922,312

Total Taiwan		12,534,742

INDONESIA: 2.5%
PT Astra International	3,000,500	6,315,979
Bank Rakyat Indonesia	7,889,500	5,693,898

Total Indonesia		12,009,877

AUSTRALIA: 2.3%
AXA Asia Pacific Holdings, Ltd.	1,647,685	11,404,184

Total Australia		11,404,184

TOTAL INVESTMENTS: 99.3%		482,437,933
(Cost $381,034,614****)

CASH AND OTHER ASSETS, LESS LIABILITIES: 0.7%		3,377,386

NET ASSETS: 100.0%		$485,815,319

*	On the last business day of the period, a third-party pricing service was used to fair value certain securities held by this fund (Note A).
**	As a percentage of net assets as of September 30, 2007
***	Non-income producing security
****	Cost of investments is $381,034,614 and net unrealized appreciation consists of:

Gross unrealized appreciation	$123,182,193
Gross unrealized depreciation	(21,778,874)

Net unrealized appreciation	$101,403,319

ADR	American Depositary Receipt

See accompanying notes to schedules of investments.

MATTHEWS ASIA PACIFIC EQUITY INCOME FUND	September 30, 2007
SCHEDULE OF INVESTMENTS* (UNAUDITED)

EQUITIES: 98.1%**

	SHARES	VALUE

JAPAN: 18.9%
The Sumitomo Trust & Banking Co., Ltd.	305,000	$2,307,448
Lawson, Inc.	70,700	2,234,284
Benesse Corp.	49,800	1,907,631
Monex Beans Holdings, Inc.	2,784	1,832,328
Eisai Co., Ltd.	38,700	1,829,461
Takeda Pharmaceutical Co., Ltd.	19,700	1,385,766
Tokyu REIT, Inc.	130	1,267,575
Hisamitsu Pharmaceutical Co., Inc.	33,500	909,938

Total Japan		13,674,431

CHINA/HONG KONG: 18.2%
BOC Hong Kong Holdings, Ltd.	966,000	2,442,511
Hang Seng Bank, Ltd.	131,300	2,329,439
CLP Holdings, Ltd.	289,500	2,002,047
SA SA International Holdings, Ltd.	4,500,000	1,588,459
Café de Coral Holdings, Ltd.	822,000	1,536,943
ASM Pacific Technology, Ltd.	142,000	1,254,996
Huaneng Power International, Inc. H Shares	836,000	1,110,767
PetroChina Co., Ltd. ADR	4,200	777,462
PetroChina Co., Ltd. H Shares	48,000	89,154

Total China/Hong Kong		13,131,778

TAIWAN: 15.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,661,298	3,237,584
Chunghwa Telecom Co., Ltd.	1,053,500	1,969,159
Giant Manufacturing Co., Ltd.	647,000	1,681,189
Taiwan Secom Co., Ltd.	821,000	1,358,480
President Chain Store Corp.	427,000	1,199,813
Cyberlink Corp.	200,000	1,066,340
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	35,087	355,081

Total Taiwan		10,867,646

AUSTRALIA: 7.9%
Insurance Australia Group, Ltd.	400,554	1,866,018
Coca-Cola Amatil, Ltd.	179,498	1,433,500
St. George Bank, Ltd.	42,964	1,349,214
TABCORP Holdings, Ltd.	76,523	1,028,727

Total Australia		5,677,459

SINGAPORE: 7.7%
Singapore Press Holdings, Ltd.	585,000	1,701,245
Venture Corp., Ltd.	106,000	1,177,381
Parkway Life REIT***	1,157,868	989,897
Singapore Post, Ltd.	1,142,000	937,893
Yellow Pages (Singapore), Ltd.	892,000	720,565

Total Singapore		5,526,981

MALAYSIA: 6.9%
Media Prima BHD	2,050,100	1,714,684
Public Bank BHD	462,800	1,351,390
Berjaya Sports Toto BHD	691,200	1,014,233
Malayan Banking BHD	285,300	920,998

Total Malaysia		5,001,305

SOUTH KOREA: 4.9%
Hana Financial Group, Inc.	30,390	1,432,833
SK Telecom Co., Ltd. ADR	36,300	1,078,110
SK Telecom Co., Ltd.	4,488	1,029,808

Total South Korea		3,540,751

INDIA: 4.9%
Ashok Leyland, Ltd.	1,945,000	2,223,345
HCL-Infosystems, Ltd.	230,167	1,295,023

Total India		3,518,368

UNITED KINGDOM: 3.9%
HSBC Holdings PLC ADR	16,900	1,564,940
HSBC Holdings PLC	70,000	1,284,969

Total United Kingdom		2,849,909

THAILAND: 3.6%
Advanced Info Service Public Co., Ltd.	540,600	1,403,746
PTT Public Co., Ltd.	121,500	1,191,072

Total Thailand		2,594,818

PHILIPPINES: 2.9%
Globe Telecom, Inc.	64,950	2,119,345

Total Philippines		2,119,345

INDONESIA: 2.0%
PT Telekomunikasi Indonesia ADR	15,700	766,474
PT Telekomunikasi Indonesia	559,000	672,389

Total Indonesia		1,438,863

NEW ZEALAND: 1.3%
Fisher & Paykel Appliances Holdings, Ltd.	345,798	932,883

Total New Zealand		932,883

TOTAL INVESTMENTS: 98.1%		70,874,537
(Cost $65,452,861****)

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.9%		1,386,406

NET ASSETS: 100.0%		$72,260,943

*	On the last business day of the period, a third-party pricing service was used to fair value certain securities held by this fund (Note A).
**	As a percentage of net assets as of September 30, 2007
***	Non-income producing security
****	Cost of investments is $65,452,861 and net unrealized appreciation consists of:

Gross unrealized appreciation	$7,036,303
Gross unrealized depreciation	(1,614,627)

Net unrealized appreciation	$5,421,676

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

MATTHEWS PACIFIC TIGER FUND	September 30, 2007
SCHEDULE OF INVESTMENTS* (UNAUDITED)

EQUITIES: 99.5%**

	SHARES	VALUE

CHINA/HONG KONG: 34.8%
Lenovo Group, Ltd.	229,758,000	$175,172,812
Hang Lung Group, Ltd.	20,824,000	118,305,907
Ping An Insurance (Group) Co. of China, Ltd. H Shares	7,540,000	104,063,320
Agile Property Holdings, Ltd.	46,806,000	98,131,738
Swire Pacific, Ltd. A Shares	7,638,500	92,385,267
Dah Sing Financial Holdings, Ltd.	10,893,600	83,827,533
Shangri-La Asia, Ltd.	22,824,000	76,739,935
Television Broadcasts, Ltd.	10,362,700	62,092,516
Tencent Holdings, Ltd.	9,211,000	59,260,588
NWS Holdings, Ltd.	24,775,636	58,082,596
Dairy Farm International Holdings, Ltd.	11,984,900	56,329,030
NetEase.com, Inc. ADR***	3,299,600	55,763,240
China Mobile, Ltd. ADR	668,250	54,823,230
China Merchants Bank Co., Ltd. H Shares	11,316,500	49,561,606
Integrated Distribution Services Group, Ltd.	11,833,000	45,690,206
Travelsky Technology, Ltd. H Shares+	40,812,000	43,560,936
China Vanke Co., Ltd. B Shares	11,782,993	33,220,544
Dynasty Fine Wines Group, Ltd.+	77,862,000	30,402,122
Dickson Concepts International, Ltd.+	28,334,900	29,496,395
Glorious Sun Enterprises, Ltd.	35,727,000	17,079,035
SCMP Group, Ltd.	31,350,000	10,485,152
Dongfeng Motor Group Co., Ltd. H Shares	11,328,000	9,921,471
Towngas China Co., Ltd.***	17,096,000	9,781,324

Total China/Hong Kong		1,374,176,503

SOUTH KOREA: 20.5%
NHN Corp.***	497,772	115,196,798
Amorepacific Corp.	152,635	113,909,212
Hana Financial Group, Inc.	2,210,233	104,208,429
Samsung Securities Co., Ltd.	719,525	65,254,125
Hanmi Pharmaceutical Co., Ltd.+	422,133	63,882,671
MegaStudy Co., Ltd.	195,004	59,447,242
S1 Corp.	973,120	58,374,441
Hyundai Development Co.	532,704	49,766,381
Yuhan Corp.	212,450	45,150,269
ON*Media Corp.***	4,834,370	37,504,400
Nong Shim Co., Ltd.	147,466	36,334,772
GS Home Shopping, Inc.	234,698	20,746,359
SK Telecom Co., Ltd. ADR	680,300	20,204,910
Hite Brewery Co., Ltd.	140,645	19,670,629

Total South Korea		809,650,638

INDIA: 11.7%
Cipla, Ltd.	16,291,450	74,532,438
HDFC Bank, Ltd.	1,952,568	70,345,859
Dabur India, Ltd.	25,999,367	69,064,132
Infosys Technologies, Ltd.	1,379,167	65,510,216
Titan Industries, Ltd.	1,510,446	55,679,632
Sun Pharmaceutical Industries, Ltd.	2,296,352	55,599,985
Bank of Baroda	4,547,022	37,257,110
Bharti Airtel, Ltd.***	667,396	15,742,154
Sintex Industries, Ltd.	1,538,748	13,411,310
Sun Pharma Advanced Research Co., Ltd.***	2,296,352	4,330,782

Total India		461,473,618

SINGAPORE: 10.9%
DBS Group Holdings, Ltd.	6,385,750	92,852,373
Fraser and Neave, Ltd.	23,422,750	89,875,244
Hyflux, Ltd.+	34,829,187	67,290,318
Venture Corp., Ltd.	5,732,800	63,676,338
Keppel Land, Ltd.	10,416,000	58,197,779
Parkway Holdings, Ltd.	18,091,050	51,636,521
Tat Hong Holdings, Ltd.	4,803,000	7,792,144
Parkway Life REIT***	961,302	821,847

Total Singapore		432,142,564

THAILAND: 7.6%
Advanced Info Service Public Co., Ltd.	43,742,500	113,583,735
Bangkok Bank Public Co., Ltd.	19,625,900	65,849,117
Bank of Ayudhya Public Co., Ltd. NVDR	61,539,600	49,375,317
Land & Houses Public Co., Ltd.	173,222,300	43,968,899
Amata Corp. Public Co., Ltd.+	59,894,900	26,911,202

Total Thailand		299,688,270

INDONESIA: 5.8%
PT Telekomunikasi Indonesia	45,799,000	55,089,010
PT Kalbe Farma	341,674,000	49,691,243
PT Bank Central Asia	69,945,500	47,038,253
PT Astra International	21,155,730	44,532,291
PT Ramayana Lestari Sentosa	277,326,000	25,776,610
PT Telekomunikasi Indonesia ADR	108,300	5,287,206

Total Indonesia		227,414,613

TAIWAN: 4.0%
President Chain Store Corp.	29,591,000	83,146,766
Taiwan Semiconductor Manufacturing Co., Ltd.	37,970,053	73,997,100

Total Taiwan		157,143,866

MALAYSIA: 3.7%
Resorts World BHD	60,482,500	69,579,281
Public Bank BHD	16,107,900	47,035,541
Top Glove Corp. BHD	15,609,880	28,860,526

Total Malaysia		145,475,348

PHILIPPINES: 0.5%
SM Prime Holdings, Inc.	70,208,117	18,701,385

Total Philippines		18,701,385

TOTAL INVESTMENTS: 99.5%		3,925,866,805
(Cost $2,471,882,255****)

CASH AND OTHER ASSETS, LESS LIABILITIES: 0.5%		18,041,755

NET ASSETS: 100.0%		$3,943,908,560

*	On the last business day of the period, a third-party pricing service was used to fair value certain securities held by this fund (Note A).
**	As a percentage of net assets as of September 30, 2007
***	Non-income producing security
****	Cost of investments is $2,471,882,255 and net unrealized appreciation consists of:

Gross unrealized appreciation	$1,485,248,068
Gross unrealized depreciation	(31,263,518)

Net unrealized appreciation	$1,453,984,550

+	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)
ADR	American Depositary Receipt
NVDR	Non-voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

MATTHEWS ASIAN GROWTH AND INCOME FUND	September 30, 2007
SCHEDULE OF INVESTMENTS* (UNAUDITED)

COMMON EQUITIES: 75.6%**

	SHARES	VALUE

CHINA/HONG KONG: 24.1%
Hang Seng Bank, Ltd.	3,767,700	$66,844,090
CLP Holdings, Ltd.	7,839,700	54,215,716
CITIC Pacific, Ltd.	8,406,000	53,501,930
Hang Lung Group, Ltd.	6,860,000	38,973,229
Television Broadcasts, Ltd.	5,890,000	35,292,435
Café de Coral Holdings, Ltd.	17,353,100	32,446,137
PCCW, Ltd.	48,711,000	32,180,415
Giordano International, Ltd.	64,835,000	31,767,353
HongKong Electric Holdings, Ltd.	6,090,500	31,616,841
ASM Pacific Technology, Ltd.	3,559,500	31,458,867
I-CABLE Communications, Ltd.+	129,144,000	26,817,217
China Travel International Investment HK, Ltd.	35,992,000	26,515,624
Hang Lung Properties, Ltd.	5,216,920	23,292,072
Vitasoy International Holdings, Ltd.	50,051,000	21,694,269
Hong Kong & China Gas Co., Ltd.	8,787,900	20,446,315
Cheung Kong Infrastructure Holdings, Ltd.	4,475,500	16,781,173
SA SA International Holdings, Ltd.+	25,104,000	8,861,486
China-Hong Kong Photo Products Holdings, Ltd.	14,998,003	1,739,188
CITIC Pacific, Ltd. Rights, Expire 10/09/07***	336,240	-

Total China/Hong Kong		554,444,357

SINGAPORE: 14.4%
Singapore Press Holdings, Ltd.	22,741,500	66,134,823
Fraser and Neave, Ltd.	14,832,100	56,912,131
DBS Group Holdings, Ltd.	3,347,000	48,667,250
Parkway Holdings, Ltd.	14,242,200	40,650,911
Ascendas REIT	18,255,000	33,548,401
StarHub, Ltd.	15,836,070	33,047,336
Singapore Post, Ltd.	27,747,000	22,787,842
Cerebos Pacific, Ltd.	6,465,000	17,495,321
Parkway Life REIT****	9,203,110	7,868,024
Yellow Pages (Singapore), Ltd.	6,638,000	5,362,235

Total Singapore		332,474,274

TAIWAN: 10.6%
Far EasTone Telecommunications Co., Ltd.	41,321,000	52,292,241
Chunghwa Telecom Co., Ltd. ADR	2,210,345	40,847,176
President Chain Store Corp.	13,898,000	39,051,528
Taiwan Semiconductor Manufacturing Co., Ltd.	19,478,352	37,959,957
Taiwan Secom Co., Ltd.	17,585,779	29,098,577
Cathay Financial Holding Co., Ltd.	9,352,705	22,124,370
SinoPac Financial Holdings Co., Ltd.	34,020,047	15,845,096
Chunghwa Telecom Co., Ltd.	3,381,356	6,320,292

Total Taiwan		243,539,237

SOUTH KOREA: 8.2%
SK Telecom Co., Ltd.	221,578	50,842,854
Hana Financial Group, Inc.	751,889	35,450,186
KT Corp.	505,730	25,391,492
Korea Electric Power Corp.	480,590	22,527,656
KT Corp. ADR	718,800	18,005,940
Daehan City Gas Co., Ltd.	280,300	12,649,028
SK Telecom Co., Ltd. ADR	395,300	11,740,410
Korea Electric Power Corp. ADR	259,750	6,013,213
G11R, Inc.	309,540	4,752,007

Total South Korea		187,372,786

AUSTRALIA: 4.1%
Insurance Australia Group, Ltd.	10,161,357	47,337,624
AXA Asia Pacific Holdings, Ltd.	5,515,970	38,177,892
Fairfax Media, Ltd.	2,262,260	9,475,016

Total Australia		94,990,532

THAILAND: 3.7%
Advanced Info Service Public Co., Ltd.	18,935,000	49,167,469
BEC World Public Co., Ltd.	47,386,400	32,074,821
Thai Reinsurance Public Co., Ltd.	25,672,800	4,718,852

Total Thailand		85,961,142

UNITED KINGDOM: 2.7%
HSBC Holdings PLC ADR	630,500	58,384,300
HSBC Holdings PLC	196,800	3,612,599

Total United Kingdom		61,996,899

INDIA: 2.2%
Gail India, Ltd.	3,320,586	31,582,962
Sun Pharmaceutical Industries, Ltd.	802,317	19,425,948
Sun Pharma Advanced Research Co., Ltd.****	200,000	377,188

Total India		51,386,098

JAPAN: 2.2%
Nippon Building Fund, Inc. REIT	2,865	41,653,680
Tokyu REIT, Inc.	959	9,350,803

Total Japan		51,004,483

INDONESIA: 2.1%
PT Telekomunikasi Indonesia ADR	745,500	36,395,310
PT Tempo Scan Pacific	139,445,000	12,351,061

Total Indonesia		48,746,371

PHILIPPINES: 1.3%
Globe Telecom, Inc.	899,030	29,335,718

Total Philippines		29,335,718

TOTAL COMMON EQUITIES		1,741,251,897

(Cost $1,231,602,015)

PREFERRED EQUITIES: 2.6%**

SOUTH KOREA: 2.6%
Hyundai Motor Co., Pfd.	566,280	23,512,500
Hyundai Motor Co., 2nd Pfd.	305,760	12,261,136
Samsung Fire & Marine Insurance Co., Ltd., Pfd.	119,550	12,213,642
LG Household & Health Care, Ltd., Pfd.	177,830	12,085,911

Total South Korea		60,073,189

TOTAL PREFERRED EQUITIES		60,073,189

(Cost $19,413,954)

INTERNATIONAL DOLLAR BONDS: 19.2%**
	FACE AMOUNT

INDIA: 6.3%
Housing Development Finance Corp., Cnv.
0.000%, 09/27/10	$18,300,000	35,547,750
Tata Motors, Ltd., Cnv.
1.000%, 04/27/11	27,349,000	33,981,133
Reliance Communications, Ltd., Cnv.
0.000%, 05/10/11	22,290,000	31,874,700
Tata Power Co., Ltd., Cnv.
1.000%, 02/25/10	15,464,000	23,041,360
Sun Pharmaceutical Industries, Ltd., Cnv.
0.000%, 11/26/09	13,269,000	20,948,434

Total India		145,393,377

CHINA/HONG KONG: 6.3%
China Petroleum & Chemical Corp., Cnv.
0.000%, 04/24/14	437,820,000	64,500,004
Hongkong Land CB 2005, Ltd., Cnv.
2.750%, 12/21/12	48,400,000	61,589,000
Brilliance China Finance, Ltd. Cnv.
0.000%, 06/07/11	14,950,000	18,179,200

Total China/Hong Kong		144,268,204

MALAYSIA: 5.0%
Rafflesia Capital, Ltd. Cnv.
1.250%, 10/04/11	42,100,000	47,573,000
Cherating Capital, Ltd. Cnv.
2.000%, 07/05/12	37,300,000	38,465,625
Prime Venture Labuan, Ltd., Cnv.
1.000%, 12/12/08	11,170,000	17,788,225
YTL Power Finance Cayman, Ltd., Cnv.
0.000%, 05/09/10	9,400,000	11,221,250

Total Malaysia		115,048,100

SOUTH KOREA: 1.6%
SK Telecom Co., Ltd., Cnv.
0.000%, 05/27/09	29,430,000	37,596,825

Total South Korea		37,596,825

TOTAL INTERNATIONAL DOLLAR BONDS		442,306,506

(Cost $375,688,946)

TOTAL INVESTMENTS: 97.4%		2,243,631,592
(Cost $1,626,704,915*****)

CASH AND OTHER ASSETS, LESS LIABILITIES: 2.6%		59,626,534

NET ASSETS: 100.0%		$2,303,258,126

*	On the last business day of the period, a third-party pricing service was used to fair value certain securities held by this fund (Note A).
**	As a percentage of net assets as of September 30, 2007
***	Illiquid security
****	Non-income producing security
*****	Cost of investments is $1,626,704,915 and net unrealized appreciation consists of:

Gross unrealized appreciation	$630,016,487
Gross unrealized depreciation	(13,089,810)

Net unrealized appreciation	$616,926,677

+	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)
ADR	American Depositary Receipt
Cnv.	Convertible
Pfd.	Preferred
REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

MATTHEWS ASIAN TECHNOLOGY FUND	September 30, 2007
SCHEDULE OF INVESTMENTS* (UNAUDITED)

EQUITIES: 99.0%**

	SHARES	VALUE

JAPAN: 27.2%
Nintendo Co., Ltd.	15,785	$8,217,847
Sony Corp.	119,900	5,814,156
Canon, Inc. ADR	87,800	4,766,662
Sumco Corp.	110,000	4,481,783
Yahoo! Japan Corp.	11,635	4,406,238
Mixi, Inc.***	490	4,265,877
Murata Manufacturing Co., Ltd.	45,700	3,294,267
Ibiden Co., Ltd.	38,600	3,249,571
KDDI Corp.	399	2,959,544
Sharp Corp.	157,000	2,849,824
Hoya Corp.	83,000	2,832,542
Keyence Corp.	10,650	2,364,297
Nomura Research Institute, Ltd.	58,700	1,998,146
Hirose Electric Co., Ltd.	16,300	1,982,423
Nitto Denko Corp.	42,200	1,961,851
Rakuten, Inc.	3,523	1,381,719

Total Japan		56,826,747

CHINA/HONG KONG: 26.6%
China Mobile, Ltd. ADR	117,500	9,639,700
Tencent Holdings, Ltd.	1,238,000	7,964,891
Baidu.com ADR***	27,300	7,907,445
The9, Ltd. ADR***	157,908	5,446,247
Focus Media Holding, Ltd. ADR***	66,000	3,829,320
Ctrip.com International, Ltd. ADR	73,300	3,796,940
Sina Corp.***	75,800	3,627,030
Foxconn International Holdings, Ltd.***	1,115,000	3,046,928
China Communications Services Corp., Ltd. H Shares***	3,680,000	2,889,585
ZTE Corp. H Shares	477,200	2,501,981
Perfect World Co., Ltd. ADR***	91,500	2,498,865
New Oriental Education & Technology Group, ADR***	36,500	2,429,440

Total China/Hong Kong		55,578,372

SOUTH KOREA: 19.1%
Samsung Electronics Co., Ltd.	17,799	11,182,720
NHN Corp.***	45,422	10,511,778
JVM Co., Ltd.	82,593	4,864,251
CDNetworks Co., Ltd.***	151,051	3,548,510
ON*Media Corp.***	415,600	3,224,169
Techno Semichem Co., Ltd.	111,271	2,820,681
Osstem Implant Co., Ltd.***	58,552	2,434,335
SSCP Co., Ltd.***	44,000	1,442,308

Total South Korea		40,028,752

TAIWAN: 11.1%
Hon Hai Precision Industry Co., Ltd.	798,261	6,017,227
MediaTek, Inc.	263,970	4,756,070
Taiwan Semiconductor Manufacturing Co., Ltd.	2,102,930	4,098,249
InnoLux Display Corp.	834,258	3,578,861
Foxconn Technology Co., Ltd.	308,142	3,569,103
Epistar Corp.	246,000	1,198,529

Total Taiwan		23,218,039

INDIA: 9.4%
Infosys Technologies, Ltd.	115,662	5,493,927
Bharti Airtel, Ltd.***	199,110	4,696,493
Tata Consultancy Services, Ltd.	141,124	3,754,630
Glenmark Pharmaceuticals, Ltd.	270,436	2,867,073
Info Edge India, Ltd.	106,030	2,858,865

Total India		19,670,988

SINGAPORE: 1.5%
Unisteel Technology, Ltd.	2,182,000	3,158,061

Total Singapore		3,158,061

MALAYSIA: 1.5%
Media Prima BHD	3,715,600	3,107,692

Total Malaysia		3,107,692

INDONESIA: 1.4%
PT Telekomunikasi Indonesia ADR	60,700	2,963,374

Total Indonesia		2,963,374

THAILAND: 1.2%
Advanced Info Service Public Co., Ltd.	988,000	2,565,485

Total Thailand		2,565,485

TOTAL INVESTMENTS: 99.0%		207,117,510
(Cost $147,009,463****)

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.0%		2,101,653

NET ASSETS: 100.0%		$209,219,163

*	On the last business day of the period, a third-party pricing service was used to fair value certain securities held by this fund (Note A).
**	As a percentage of net assets as of September 30, 2007
***	Non-income producing security
****	Cost of investments is $147,009,463 and net unrealized appreciation consists of:

Gross unrealized appreciation	$63,311,807
Gross unrealized depreciation	(3,203,760)

Net unrealized appreciation	$60,108,047

ADR	American Depositary Receipt

See accompanying notes to schedules of investments.

MATTHEWS CHINA FUND	September 30, 2007
SCHEDULE OF INVESTMENTS* (UNAUDITED)

EQUITIES: CHINA/HONG KONG: 98.0%**

	SHARES	VALUE

FINANCIALS: 21.0%

Real Estate Management & Development: 8.8%
China Vanke Co., Ltd. B Shares	30,916,580	$87,165,085
Swire Pacific, Ltd. A Shares	4,589,500	55,508,566
Agile Property Holdings, Ltd.	25,514,000	53,491,714

		196,165,365

Insurance: 6.5%
China Life Insurance Co., Ltd. H Shares	13,367,000	76,477,066
Ping An Insurance (Group) Co. of China, Ltd. H Shares	4,976,000	68,676,271

		145,153,337

Commercial Banks: 5.7%
China Merchants Bank Co., Ltd. H Shares	12,256,000	53,676,229
BOC Hong Kong Holdings, Ltd.	10,898,000	27,555,369
China Construction Bank Corp. H Shares	29,757,000	27,059,403
Bank of Communications Co., Ltd. H Shares	15,022,000	18,095,991

		126,386,992

Total Financials		467,705,694

CONSUMER DISCRETIONARY: 19.7%

Hotels, Restaurants & Leisure: 4.4%
China Travel International Investment HK, Ltd.	54,720,000	40,312,708
Shangri-La Asia, Ltd.	10,167,600	34,185,987
Café de Coral Holdings, Ltd.	12,798,100	23,929,379

		98,428,074

Distributors: 4.1%
Li & Fung, Ltd.	11,887,200	50,255,903
China Resources Enterprise, Ltd.	9,780,000	41,436,152

		91,692,055

Automobiles: 3.3%
Dongfeng Motor Group Co., Ltd. H Shares	83,394,000	73,039,471

Textiles, Apparel & Luxury Goods: 1.8%
Ports Design, Ltd.	8,206,000	28,421,970
Glorious Sun Enterprises, Ltd.	26,498,000	12,667,178

		41,089,148

Media: 2.0%
Pico Far East Holdings, Ltd.	49,062,000	17,052,397
Television Broadcasts, Ltd.	2,542,000	15,231,472
Clear Media, Ltd.***	10,128,000	11,204,332

		43,488,201

Specialty Retail: 1.4%
Belle International Holdings, Ltd.	23,734,000	31,202,233

Leisure Equipment & Products: 1.3%
Li Ning Co., Ltd.	8,398,000	28,870,136

Diversified Consumer Services: 0.9%
New Oriental Education & Technology Group, Ltd. ADR***	305,700	20,347,392

Multiline Retail: 0.5%
Golden Eagle Retail Group, Ltd.	9,136,000	10,789,074

Total Consumer Discretionary		438,945,784

INDUSTRIALS: 14.1%

Transportation Infrastructure: 5.5%
Beijing Capital International Airport Co., Ltd. H Shares	21,354,000	44,283,290
China Merchants Holdings International Co., Ltd.	6,146,581	38,048,761
GZI Transport, Ltd.	36,617,000	24,586,934
COSCO Pacific, Ltd.	5,082,000	16,031,701

		122,950,686

Machinery: 2.5%
Shanghai Zhenhua Port Machinery Co., Ltd. B Shares	20,174,406	55,600,663

Construction & Engineering: 2.2%
China Communications Construction Co., Ltd. H Shares	20,171,000	47,851,460

Airlines: 1.3%
Air China, Ltd. H Shares	20,807,900	29,622,076

Air Freight & Logistics: 1.1%
Sinotrans, Ltd. H Shares	40,885,000	24,941,178

Industrial Conglomerates: 1.0%
NWS Holdings, Ltd.	9,777,276	22,921,291

Electrical Equipment: 0.5%
China High Speed Transmission Equipment Group Co., Ltd.***	5,406,000	9,777,441

Total Industrials		313,664,795

ENERGY: 12.2%

Oil, Gas & Consumable Fuels: 10.0%
China Shenhua Energy Co., Ltd. H Shares	13,965,500	83,635,782
CNOOC, Ltd.	31,185,000	51,996,692
PetroChina Co., Ltd. H Shares	27,934,000	51,884,051
China Petroleum & Chemical Corp. (Sinopec) H Shares	28,382,000	34,982,213

		222,498,738

Energy Equipment & Services: 2.2%
China Oilfield Services, Ltd. H Shares	21,644,000	49,504,834

Total Energy		272,003,572

INFORMATION TECHNOLOGY: 8.2%

Internet Software & Services: 3.1%
Sina Corp.***	1,102,000	52,730,700
NetEase.com, Inc. ADR***	997,000	16,849,300

		69,580,000

Computers & Peripherals: 2.6%
Lenovo Group, Ltd.	60,112,000	45,830,779
TPV Technology, Ltd.	16,998,000	12,193,436

		58,024,215

Software: 1.0%
Kingdee International Software Group Co., Ltd.+	23,378,000	18,359,831
The9, Ltd.***	72,500	2,500,525

		20,860,356

Communications Equipment: 0.9%
ZTE Corp. H Shares	3,955,800	20,740,439

IT Services: 0.6%
Travelsky Technology, Ltd. H Shares	12,178,000	12,998,262

Total Information Technology		182,203,272

UTILITIES: 7.5%

Independent Power Producers & Energy Traders: 4.6%
Datang International Power Generation Co., Ltd. H Shares	44,310,000	50,697,335
Huaneng Power International, Inc. H Shares	29,868,000	39,684,661
Huaneng Power International, Inc. ADR	213,400	11,263,252

		101,645,248

Electric Utilities: 1.5%
Cheung Kong Infrastructure Holdings, Ltd.	8,781,500	32,926,795

Gas Utilities: 1.4%
Hong Kong & China Gas Co., Ltd.	13,667,540	31,799,501

Total Utilities		166,371,544

TELECOMMUNICATION SERVICES: 6.4%

Wireless Telecommunication Services: 4.9%
China Mobile, Ltd.	5,027,583	82,494,473
China Mobile, Ltd. ADR	329,000	26,991,160

		109,485,633

Diversified Telecommunication Services: 1.5%
China Communications Services Corp., Ltd. H Shares***	40,738,000	31,988,022

Total Telecommunication Services		141,473,655

MATERIALS: 5.0%

Construction Materials: 3.2%
China National Building Material Co., Ltd. H Shares	21,600,000	70,773,638

Paper & Forest Products: 1.8%
Nine Dragons Paper Holdings, Ltd.	12,563,000	39,159,329

Total Materials		109,932,967

CONSUMER STAPLES: 3.9%

Food Products: 2.0%
Tingyi (Cayman Islands) Holding Corp.	27,959,000	43,544,854

Beverages: 1.0%
Tsingtao Brewery Co., Ltd. H Shares	6,351,000	23,057,899

Food & Staples Retailing: 0.9%
Lianhua Supermarket Holdings Co., Ltd. H Shares+	12,451,000	20,675,795

Total Consumer Staples		87,278,548

TOTAL INVESTMENTS: 98.0%		2,179,579,831
(Cost $1,135,382,281****)

CASH AND OTHER ASSETS, LESS LIABILITIES: 2.0%		44,805,009

NET ASSETS: 100.0%		$2,224,384,840

*	On the last business day of the period, a third-party pricing service was used to fair value certain securities held by this fund (Note A).
**	As a percentage of net assets as of September 30, 2007
***	Non-income producing security
****	Cost of investments is $1,135,382,281 and net unrealized appreciation consists of:

Gross unrealized appreciation	$1,047,395,514
Gross unrealized depreciation	(3,197,964)

Net unrealized appreciation	$1,044,197,550

+	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)
ADR	American Depositary Receipt

See accompanying notes to schedules of investments.

MATTHEWS INDIA FUND	September 30, 2007
SCHEDULE OF INVESTMENTS (UNAUDITED)

EQUITIES: INDIA: 93.9%*

	SHARES	VALUE

INDUSTRIALS: 15.2%

Machinery: 7.0%
Ashok Leyland, Ltd.	28,386,277	$32,448,583
Jain Irrigation Systems, Ltd.	1,281,590	17,554,221
Tata Motors, Ltd. ADR	341,100	6,528,654
Tata Motors, Ltd.	263,538	5,138,156
Thermax, Ltd.	260,000	4,890,395

		66,560,009

Industrial Conglomerates: 2.8%
Siemens India, Ltd.	503,707	17,079,709
MAX India, Ltd.**	1,565,602	9,557,254

		26,636,963

Construction & Engineering: 2.4%
Larsen & Toubro, Ltd.	328,830	23,171,797

Building Products: 2.0%
Sintex Industries, Ltd.	2,166,834	18,885,537

Air Freight & Logistics: 1.0%
Gati, Ltd.	3,180,539	9,031,382

Total Industrials		144,285,688

INFORMATION TECHNOLOGY: 15.0%

IT Services: 9.6%
Infosys Technologies, Ltd.	777,591	36,935,451
Wipro, Ltd.	1,622,435	18,739,587
HCL-Infosystems, Ltd.	3,318,185	18,669,605
Rolta India, Ltd.	1,169,495	16,893,439

		91,238,082

Internet Software & Services: 3.0%
Sify, Ltd. ADR**	1,704,300	14,486,550
Info Edge India, Ltd.	519,227	13,999,812

		28,486,362

Software: 2.4%
Financial Technologies (India), Ltd.	327,355	22,672,707

Total Information Technology		142,397,151

FINANCIALS: 13.9%

Commercial Banks: 10.8%
Axis Bank, Ltd.	1,934,200	37,113,729
HDFC Bank, Ltd.	983,033	35,416,078
Corporation Bank	2,954,331	28,803,754
HDFC Bank, Ltd. ADR	10,000	1,071,300

		102,404,861

Real Estate Management & Development: 1.5%
Unitech, Ltd.	1,870,000	14,432,988

Capital Markets: 1.2%
IL&FS Investsmart, Ltd.	2,336,457	10,824,016

Diversified Financial Services: 0.4%
SREI Infrastructure Finance, Ltd.	1,350,000	3,929,983

Total Financials		131,591,848

CONSUMER DISCRETIONARY: 12.6%

Media: 5.6%
SunTV Network, Ltd.	1,267,816	10,749,272
HT Media, Ltd.	1,824,364	9,852,642
Television Eighteen India, Ltd.	384,860	8,746,577
Zee Entertainment Enterprises, Ltd.	803,908	6,896,692
Dish TV India, Ltd.**	2,612,097	4,850,873
Wire and Wireless India, Ltd.**	3,520,454	3,984,503
Inox Leisure, Ltd.	1,266,527	3,836,371
PVR, Ltd.	739,751	3,831,724

		52,748,654

Household Durables: 2.2%
Voltas, Ltd.	5,111,750	20,916,515

Automobiles: 1.6%
Hero Honda Motors, Ltd.	446,007	8,359,378
Mahindra & Mahindra, Ltd.	367,500	6,935,441

		15,294,819

Textiles, Apparel & Luxury Goods: 1.2%
Titan Industries, Ltd.	304,589	11,228,077

Hotels, Restaurants & Leisure: 1.1%
Indian Hotels Co., Ltd.	3,118,200	10,791,136

Multiline Retail: 0.9%
Vishal Retail, Ltd.**	465,000	8,158,140

Total Consumer Discretionary		119,137,341

HEALTH CARE: 10.1%

Pharmaceuticals: 10.1%
Glenmark Pharmaceuticals, Ltd.	3,308,570	35,076,364
Sun Pharmaceutical Industries, Ltd.	1,290,263	31,240,247
Cipla, Ltd.	5,954,657	27,242,210
Sun Pharma Advanced Research Co., Ltd.**	1,094,260	2,063,709

Total Health Care		95,622,530

CONSUMER STAPLES: 9.4%

Personal Products: 6.0%
Dabur India, Ltd.	16,053,857	42,645,102
Marico, Ltd.	8,824,720	13,431,690

		56,076,792

Household Products: 2.8%
Hindustan Unilever, Ltd.	4,812,269	26,641,233

Beverages: 0.6%
Radico Khaitan, Ltd.	1,267,000	5,955,433

Total Consumer Staples		88,673,458

TELECOMMUNICATION SERVICES: 6.5%

Wireless Telecommunication Services: 6.5%
Bharti Airtel, Ltd.**	1,334,191	31,470,133
Reliance Communications, Ltd.	2,024,755	29,814,292

Total Telecommunication Services		61,284,425

UTILITIES: 6.4%

Gas Utilities: 3.5%
Gail India, Ltd.	3,506,501	33,351,249

Electric Utilities: 2.9%
CESC, Ltd.	2,191,117	26,935,659

Total Utilities		60,286,908

ENERGY: 4.8%

Oil, Gas & Consumable Fuels: 4.8%
Reliance Industries, Ltd.	478,371	27,588,192
Chennai Petroleum Corp., Ltd.	2,482,744	17,498,680

Total Energy		45,086,872

TOTAL EQUITIES: INDIA		888,366,221

(Cost $602,288,208)

INTERNATIONAL DOLLAR BONDS: 5.0%*
	FACE AMOUNT

FINANCIALS: 2.2%

Thrifts & Mortgage Finance: 2.2%
Housing Development Finance Corp., Cnv.
0.000%, 09/27/10	$10,800,000	20,979,000

Total Financials		20,979,000

CONSUMER DISCRETIONARY: 1.8%

Automobiles: 1.8%
Mahindra & Mahindra, Ltd., Cnv.
0.000%, 04/14/11	15,000,000	17,175,000

Total Consumer Discretionary		17,175,000

CONSUMER STAPLES: 1.0%

Beverages: 1.0%
Radico Khaitan, Ltd., Cnv.
3.500%, 07/27/11	7,000,000	8,925,000

Total Consumer Staples		8,925,000

TOTAL INTERNATIONAL DOLLAR BONDS		47,079,000

(Cost $37,982,641)

TOTAL INVESTMENTS: 98.9%		935,445,221
(Cost $640,270,849***)

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.1%		10,348,314

NET ASSETS: 100.0%		$945,793,535

*	As a percentage of net assets as of September 30, 2007
**	Non-income producing security
***	Cost of investments is $640,270,849 and net unrealized appreciation consists of:

Gross unrealized appreciation	$309,131,379
Gross unrealized depreciation	(13,957,007)

Net unrealized appreciation	$295,174,372

ADR	American Depositary Receipt
Cnv.	Convertible

See accompanying notes to schedules of investments.

MATTHEWS JAPAN FUND	September 30, 2007
SCHEDULE OF INVESTMENTS (UNAUDITED)

EQUITIES: JAPAN: 100.4%*

	SHARES	VALUE

FINANCIALS: 32.6%

Real Estate Management & Development: 11.3%
Daibiru Corp.	352,700	$4,440,031
Mitsubishi Estate Co., Ltd.	135,000	3,866,713
Funai Zaisan Consultants Co., Ltd.	1,666	3,553,476
Sumitomo Realty & Development Co., Ltd.	91,000	3,200,627
JOINT Corp.	102,600	2,742,193
Kenedix, Inc.	1,574	2,740,608
Creed Corp.	866	1,975,293
Shoei Co., Ltd.	115,280	1,777,399

		24,296,340

Commercial Banks: 9.9%
The Sumitomo Trust & Banking Co., Ltd.	713,000	5,394,132
The Chiba Bank, Ltd.	532,000	4,112,793
The Tokyo Star Bank, Ltd.	1,296	3,813,590
Mizuho Financial Group, Inc.	654	3,729,334
The Joyo Bank, Ltd.	581,000	3,242,250
Mitsubishi UFJ Financial Group, Inc.**	115	1,025,647

		21,317,746

Real Estate Investment Trusts: 4.9%
Japan Logistics Fund, Inc. REIT	511	3,937,100
Tokyu REIT, Inc.	205	1,998,868
United Urban Investment Corp., REIT	279	1,921,290
Nomura Real Estate Office Fund, Inc., REIT	131	1,368,563
Global One Real Estate Investment Corp., REIT	114	1,329,909

		10,555,730

Insurance: 2.7%
The Fuji Fire & Marine Insurance Co., Ltd.	1,686,000	5,753,815
T&D Holdings, Inc.	45	2,770

		5,756,585

Capital Markets: 2.7%
Ichiyoshi Securities Co., Ltd.	358,200	3,801,382
GCA Holdings Corp.	472	1,951,856

		5,753,238

Consumer Finance: 1.1%
ORIX Corp.	10,800	2,463,414

Total Financials		70,143,053

INFORMATION TECHNOLOGY: 21.2%

Electronic Equipment & Instruments: 8.0%
Keyence Corp.	25,670	5,698,733
Murata Manufacturing Co., Ltd.	66,100	4,764,793
Hoya Corp.	93,000	3,173,813
Nidec Corp.	35,100	2,453,776
Ohara, Inc.	65,000	1,216,646

		17,307,761

IT Services: 4.2%
Otsuka Corp.	48,000	4,709,529
Nomura Research Institute, Ltd.	130,100	4,428,599

		9,138,128

Software: 3.2%
Nintendo Co., Ltd.	13,315	6,931,937

Computers & Peripherals: 1.7%
Melco Holdings, Inc.	175,800	3,566,047

Office Electronics: 1.6%
Canon, Inc. ADR	61,850	3,357,836

Internet Software & Services: 1.5%
Yahoo! Japan Corp.	8,478	3,210,665

Semiconductors & Semiconductor Equipment: 1.0%
Sumco Corp.	55,200	2,249,040

Total Information Technology		45,761,414

CONSUMER DISCRETIONARY: 16.1%

Household Durables: 5.7%
Sony Corp. ADR	136,400	6,555,384
Sekisui House, Ltd.	446,000	5,614,556

		12,169,940

Specialty Retail: 4.0%
Nitori Co., Ltd.	118,400	5,597,110
Point, Inc.	85,920	2,962,114

		8,559,224

Diversified Consumer Services: 3.5%
Benesse Corp.	199,000	7,622,862

Automobiles: 1.7%
Toyota Motor Corp. ADR	20,300	2,372,258
Honda Motor Co., Ltd. ADR	37,000	1,234,320

		3,606,578

Auto Components: 1.2%
Takata Corp.	66,900	2,609,254

Total Consumer Discretionary		34,567,858

HEALTH CARE: 10.5%

Health Care Equipment & Supplies: 7.4%
Sysmex Corp.	176,900	6,822,505
Nakanishi, Inc.	30,600	3,940,051
Terumo Corp.	73,200	3,696,165
ASAHI INTECC Co., Ltd.	71,000	1,517,477

		15,976,198

Pharmaceuticals: 3.1%
Takeda Pharmaceutical Co., Ltd.	57,900	4,072,886
ROHTO Pharmaceutical Co., Ltd.	212,000	2,491,621

		6,564,507

Total Health Care		22,540,705

INDUSTRIALS: 8.2%

Commercial Services & Supplies: 4.8%
Park24 Co., Ltd.	388,800	3,496,543
Daiseki Co., Ltd.	98,600	2,746,877
PRONEXUS, Inc.	291,800	2,189,802
Secom Co., Ltd.	37,600	1,810,195

		10,243,417

Machinery: 1.8%
Mitsubishi Heavy Industries, Ltd.	457,000	2,987,916
OSG Corp.	93,000	968,337

		3,956,253

Trading Companies & Distributors: 1.0%
Mitsubishi Corp.	67,300	2,132,695

Marine: 0.6%
Kawasaki Kisen Kaisha, Ltd.	95,000	1,395,247

Total Industrials		17,727,612

CONSUMER STAPLES: 7.9%

Food Products: 3.0%
Unicharm Petcare Corp.	145,200	6,459,513

Beverages: 2.7%
Ito En, Ltd.	192,700	4,697,340
Ito En, Ltd., Pfd.	57,810	1,150,010

		5,847,350

Household Products: 2.2%
Pigeon Corp.	277,900	4,662,110

Total Consumer Staples		16,968,973

MATERIALS: 2.3%

Chemicals: 1.5%
Nitto Denko Corp.	70,700	3,286,798

Construction Materials: 0.8%
Taiheiyo Cement Corp.	436,000	1,658,747

Total Materials		4,945,545

TELECOMMUNICATION SERVICES: 1.0%

Wireless Telecommunication Services: 1.0%
KDDI Corp.	278	2,062,038

Total Telecommunication Services		2,062,038

ENERGY: 0.6%

Oil, Gas & Consumable Fuels: 0.6%
Inpex Holdings, Inc.	126	1,294,389

Total Energy		1,294,389

TOTAL INVESTMENTS: 100.4%		216,011,587
(Cost $220,867,264***)

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: -0.4%		(897,746)

NET ASSETS: 100.0%		$215,113,841

*	As a percentage of net assets as of September 30, 2007
**	Fair valued under direction of the Board of Trustees
***	Cost of investments is $220,867,264 and net unrealized depreciation consists of:

Gross unrealized appreciation	$17,118,092
Gross unrealized depreciation	(21,973,769)

Net unrealized depreciation	$(4,855,677)

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

MATTHEWS KOREA FUND	September 30, 2007
SCHEDULE OF INVESTMENTS (UNAUDITED)

EQUITIES: SOUTH KOREA: 99.3%*

	SHARES	VALUE

FINANCIALS: 23.8%

Commercial Banks: 12.4%
Kookmin Bank	130,835	$10,893,386
Hana Financial Group, Inc.	227,790	10,739,880
Shinhan Financial Group Co., Ltd.	144,242	9,424,903
Kookmin Bank ADR	16,339	1,339,635

		32,397,804

Capital Markets: 8.2%
Samsung Securities Co., Ltd.	119,816	10,866,180
Kiwoom.com Securities Co., Ltd.	113,703	8,497,908
Daewoo Securities Co., Ltd.	70,000	2,103,365

		21,467,453

Insurance: 3.2%
Samsung Fire & Marine Insurance Co., Ltd.	38,847	8,361,953

Total Financials		62,227,210

INFORMATION TECHNOLOGY: 16.8%

Semiconductors & Semiconductor Equipment: 8.2%
Samsung Electronics Co., Ltd.	33,967	21,340,718

Internet Software & Services: 7.1%
NHN Corp.**	59,355	13,736,220
CDNetworks Co., Ltd.**	208,519	4,898,556

		18,634,776

Office Electronics: 1.5%
Sindo Ricoh Co., Ltd.	43,800	3,828,671

Total Information Technology		43,804,165

INDUSTRIALS: 13.4%

Industrial Conglomerates: 4.3%
Orion Corp.	18,490	5,606,398
Samsung Techwin Co., Ltd.	71,910	5,476,537

		11,082,935

Construction & Engineering: 3.9%
Samsung Engineering Co., Ltd.	41,210	5,538,494
GS Engineering & Construction Corp.	26,932	4,678,964

		10,217,458

Commercial Services & Supplies: 2.9%
S1 Corp.	128,125	7,685,820

Machinery: 2.3%
JVM Co., Ltd.	101,383	5,970,874

Total Industrials		34,957,087

CONSUMER DISCRETIONARY: 12.2%

Media: 3.6%
Cheil Communications, Inc.	17,998	5,329,390
ON*Media Corp.**	539,530	4,185,602

		9,514,992

Automobiles: 3.0%
Hyundai Motor Co.	71,039	5,736,213
Hyundai Motor Co., Pfd.	49,600	2,059,441

		7,795,654

Multiline Retail: 2.4%
Hyundai Department Store Co., Ltd.	51,820	6,228,365

Auto Components: 1.7%
Hankook Tire Co., Ltd.	222,250	4,553,308

Internet & Catalog Retail: 1.5%
GS Home Shopping, Inc.	43,398	3,836,209

Total Consumer Discretionary		31,928,528

HEALTH CARE: 11.5%

Pharmaceuticals: 10.3%
Hanmi Pharmaceutical Co., Ltd.	50,269	7,607,361
Yuhan Corp.	33,397	7,097,592
Daewoong Pharmaceutical Co., Ltd.	78,670	6,446,951
Dong-A Pharmaceutical Co., Ltd.	53,658	5,804,351

		26,956,255

Health Care Equipment & Supplies: 1.2%
Osstem Implant Co., Ltd.**	73,291	3,047,118

Total Health Care		30,003,373

CONSUMER STAPLES: 10.3%

Food & Staples Retailing: 4.4%
Shinsegae Food Co., Ltd.	62,465	5,815,142
Shinsegae Co., Ltd.	7,990	5,561,222

		11,376,364

Personal Products: 3.5%
Amorepacific Corp.	12,320	9,194,231

Beverages: 1.4%
Hite Brewery Co., Ltd.	26,715	3,736,364

Food Products: 1.0%
Nong Shim Co., Ltd.	10,709	2,638,636

Total Consumer Staples		26,945,595

TELECOMMUNICATION SERVICES: 6.4%

Wireless Telecommunication Services: 4.8%
SK Telecom Co., Ltd.	40,412	9,272,858
SK Telecom Co., Ltd. ADR	114,200	3,391,740

		12,664,598

Diversified Telecommunication Services: 1.6%
KT Corp.	56,750	2,849,282
KT Corp. ADR	49,600	1,242,480

		4,091,762

Total Telecommunication Services		16,756,360

ENERGY: 2.7%

Oil, Gas & Consumable Fuels: 2.7%
GS Holdings Corp.	122,890	6,995,814

Total Energy		6,995,814

MATERIALS: 2.2%

Chemicals: 2.2%
LG Chem, Ltd.	33,680	3,532,867
Techno Semichem Co., Ltd.	91,528	2,320,203

Total Materials		5,853,070

TOTAL INVESTMENTS: 99.3%		259,471,202
(Cost $144,789,190***)

CASH AND OTHER ASSETS, LESS LIABILITIES: 0.7%		1,845,181

NET ASSETS: 100.0%		$261,316,383

*	As a percentage of net assets as of September 30, 2007
**	Non-income producing security
***	Cost of investments is $144,789,190 and net unrealized appreciation consists of:

Gross unrealized appreciation	$116,897,374
Gross unrealized depreciation	(2,215,362)

Net unrealized appreciation	$114,682,012

ADR	American Depositary Receipt
Pfd.	Preferred

See accompanying notes to schedules of investments.

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2007

SIGNIFICANT ACCOUNTING POLICIES (Unaudited)

A.

SECURITY VALUATION: The Funds' equity securities are valued based on market quotations or at fair value as determined in good faith by or under the direction of the Board of Trustees (the “Board”) when no market quotations are available or when market quotations have become unreliable. The Board has delegated the responsibility of making fair value determinations to the Pricing Committee of Matthews International Capital Management, LLC, subject to the Funds' Pricing Policies. The Board has retained a third-party pricing service which may be utilized by the Pricing Committee under circumstances described in the Pricing Policies to provide fair value prices for certain securities held by the Funds. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV differ from quoted or published prices for the same securities for that day. All fair value determinations are made subject to the Board's oversight.

The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the current exchange rate. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of gains and losses on investment in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. International dollar bonds are issued offshore, pay interest and principal in U.S. dollars, and are denominated in U.S. dollars.

Market values for equity securities are determined based on the last sale price on the principal exchange or over-the-counter market on which the security is traded. If a reliable last sale price is not available, market values for equity securities are determined using the mean between the last available bid and asked price. Securities are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board.

Foreign securities are valued as of the close of trading on the primary exchange on which they trade. The value is then converted to U.S. dollars using current exchange rates and in accordance with the Pricing Policies.

Foreign currency exchange rates are determined at the close of trading on the New York Stock Exchange, Inc. (“NYSE”). Occasionally, events affecting the value of foreign investments occur between the time at which they are determined and the close of trading on the NYSE. Such events would not normally be reflected in a calculation of a Funds’ NAV on that day. If events that materially affect the value of the Funds' foreign investments occur during such period, the investments will be valued at their fair value as described above.

Foreign securities held by the Funds may be traded on days and at times when the NYSE is closed. Accordingly, the NAV of the Funds may be significantly affected on days when shareholders have no access to the Funds. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities, and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates.

B.

TAX INFORMATION: Under the current tax law, capital and currency losses realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring on the first day of the following fiscal year. Post October losses at fiscal year end December 31, 2006 were as follows:

	Post October Capital Losses	Post October Currency Losses
Matthews Asia Pacific Equity Income Fund	$-	($5,232)
Matthews Pacific Tiger Fund	-	(74,412)
Matthews Asian Technology Fund	(12,095)	(79,224)
Matthews China Fund	-	(542)
Matthews Korea Fund	-	(31,864)

For Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, as of December 31, 2006, which are available to offset future capital gains, if any:

LOSSES DEFERRED EXPIRING IN:	2008	2009	2010	2011	2012	2013	2014	Total
Matthews Asian Technology Fund	($3,293,471)	($5,967,059)	($3,461,198)	$-	$-	$-	$-	($12,721,728)

Matthews China Fund	-	-	-	-	(78,979)	(6,184,085)	(9,072,204)	(15,335,268)

Matthews India Fund	-	-	-	-	-	-	(2,320,226)	(2,320,226)

For additional information regarding the accounting policies of the Matthews Asian Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Matthews International Funds

By (Signature and Title)*	/s/ Mark W. Headley
Mark W. Headley, President
(principal executive officer)

Date November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark W. Headley
Mark W. Headley, President
(principal executive officer)

Date November 26, 2007

By (Signature and Title)*	/s/ Shai Malka
Shai Malka, Treasurer
(principal financial officer)

Date November 26, 2007

* Print the name and title of each signing officer under his or her signature.